Schedule of investments
Delaware Global Listed Real Assets Fund	July 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 11.00%
Basic Industry — 1.36%
Chemours 144A 4.625% 11/15/29 #	394,000	$ 346,381
First Quantum Minerals 144A 6.875% 3/1/26 #	200,000	193,190
FMG Resources August 2006 Pty
144A 5.875% 4/15/30 #	100,000	95,538
144A 6.125% 4/15/32 #	100,000	95,281

Freeport-McMoRan 5.45% 3/15/43	235,000	220,595
Novelis
144A 3.875% 8/15/31 #	255,000	218,392
144A 4.75% 1/30/30 #	140,000	129,710

Univar Solutions USA 144A 5.125% 12/1/27 #	265,000	256,774
Vibrantz Technologies 144A 9.00% 2/15/30 #	120,000	87,571
		1,643,432
Capital Goods — 0.59%
Clean Harbors 144A 5.125% 7/15/29 #	195,000	189,437
GFL Environmental 144A 5.125% 12/15/26 #	160,000	161,321
Sealed Air
144A 4.00% 12/1/27 #	175,000	166,525
144A 5.00% 4/15/29 #	200,000	198,280
		715,563
Communications — 2.48%
CCO Holdings 144A 5.375% 6/1/29 #	340,000	324,615
CMG Media 144A 8.875% 12/15/27 #	210,000	168,576
CSC Holdings 144A 3.375% 2/15/31 #	200,000	160,452
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	43,000	38,473
DISH DBS 144A 5.75% 12/1/28 #	209,000	169,943
Frontier Communications Holdings 144A 5.875% 10/15/27 #	293,000	289,358
Gray Escrow II 144A 5.375% 11/15/31 #	180,000	159,283
Lamar Media 3.75% 2/15/28	175,000	164,824
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	194,000	188,887
Nexstar Media 144A 5.625% 7/15/27 #	213,000	213,938
Outfront Media Capital 144A 4.625% 3/15/30 #	245,000	207,301
Sirius XM Radio 144A 5.50% 7/1/29 #	300,000	295,161
Sprint Capital 8.75% 3/15/32	65,000	84,291
T-Mobile USA
3.375% 4/15/29	60,000	56,114
4.75% 2/1/28	105,000	104,986

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	190,369
NQ-095 [7/22] 9/22 (2418933)    1

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	$ 175,619
		2,992,190
Consumer Cyclical — 1.21%
Carnival
144A 5.75% 3/1/27 #	150,000	120,656
144A 7.625% 3/1/26 #	35,000	30,203
Hilton Domestic Operating
144A 4.00% 5/1/31 #	85,000	76,506
4.875% 1/15/30	200,000	194,716

Lennar 5.00% 6/15/27	95,000	96,336
Murphy Oil USA 144A 3.75% 2/15/31 #	321,000	293,293
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	365,000	274,533
VICI Properties 144A 5.75% 2/1/27 #	216,000	215,444
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	175,000	161,048
		1,462,735
Consumer Non-Cyclical — 1.33%
CHS 144A 5.25% 5/15/30 #	313,000	263,759
HCA
3.50% 9/1/30	10,000	9,141
5.375% 2/1/25	70,000	71,521
5.875% 2/1/29	305,000	319,739

JBS USA LUX 144A 5.50% 1/15/30 #	289,000	281,403
Pilgrim's Pride 144A 5.875% 9/30/27 #	332,000	332,476
Tenet Healthcare
144A 4.25% 6/1/29 #	204,000	190,148
6.875% 11/15/31	135,000	130,442
		1,598,629
Energy — 2.01%
Callon Petroleum 144A 8.00% 8/1/28 #	85,000	86,179
CNX Resources
144A 6.00% 1/15/29 #	65,000	63,316
144A 7.25% 3/14/27 #	100,000	101,378
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	82,000	78,848
144A 6.00% 2/1/29 #	209,000	190,752

DCP Midstream Operating 5.125% 5/15/29	210,000	205,907
EQM Midstream Partners 144A 4.75% 1/15/31 #	320,000	289,864
Genesis Energy 6.50% 10/1/25	265,000	257,037
Hilcorp Energy I 144A 6.00% 4/15/30 #	100,000	90,889
Marathon Oil 4.40% 7/15/27	75,000	74,792
2    NQ-095 [7/22] 9/22 (2418933)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Murphy Oil
5.875% 12/1/27	195,000	$ 193,186
6.375% 7/15/28	105,000	104,980
NuStar Logistics
6.00% 6/1/26	90,000	88,569
6.375% 10/1/30	80,000	73,864
Occidental Petroleum
6.60% 3/15/46	55,000	60,843
6.625% 9/1/30	40,000	44,425

Southwestern Energy 7.75% 10/1/27	225,000	234,930
Targa Resources Partners 4.875% 2/1/31	195,000	183,560
		2,423,319
Real Estate — 0.24%
HAT Holdings I 144A 3.75% 9/15/30 #	100,000	76,709
XHR 144A 4.875% 6/1/29 #	235,000	212,268
		288,977
Transportation — 0.87%
Air Canada 144A 3.875% 8/15/26 #	255,000	235,230
Delta Air Lines
144A 7.00% 5/1/25 #	82,000	85,739
7.375% 1/15/26	67,000	70,440

United Airlines Holdings 4.875% 1/15/25	280,000	268,146
VistaJet Malta Finance 144A 6.375% 2/1/30 #	450,000	392,742
		1,052,297
Utilities — 0.91%
Calpine
144A 5.00% 2/1/31 #	35,000	31,112
144A 5.125% 3/15/28 #	345,000	325,368

NRG Energy 144A 3.625% 2/15/31 #	190,000	159,394
PG&E 5.25% 7/1/30	85,000	76,495
TerraForm Power Operating 144A 4.75% 1/15/30 #	308,000	286,717
Vistra Operations
144A 5.00% 7/31/27 #	70,000	69,037
144A 5.50% 9/1/26 #	70,000	71,015
144A 5.625% 2/15/27 #	75,000	75,387
		1,094,525
Total Corporate Bonds (cost $14,302,306)		13,271,667

NQ-095 [7/22] 9/22 (2418933)    3

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 1.76%
Cantor Commercial Real Estate Lending Series 2019-CF1 B 4.178% 5/15/52 •	200,000	$ 187,650
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.102% 12/15/72	600,000	564,558
GS Mortgage Securities Trust Series 2017-GS6 B 3.869% 5/10/50	730,000	689,611
Morgan Stanley Capital I Trust Series 2016-BNK2 B 3.485% 11/15/49	740,000	680,040
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,377,559)		2,121,859

Loan Agreements — 2.37%
Calpine
4.38% (LIBOR01M + 2.00%) 4/5/26 •	318,161	310,870
4.88% (LIBOR01M + 2.50%) 12/16/27 •	81,763	80,230

Calpine Construction Finance Tranche B 4.372% (LIBOR01M + 2.00%) 1/15/25 •	123,617	121,106
Castlelake Aviation One DAC 4.579% (LIBOR03M + 2.75%) 10/22/26 •	223,312	219,032
Charter Communications Operating Tranche B2 4.13% (LIBOR01M + 1.75%) 2/1/27 •	257,505	249,834
CSC Holdings 4.249% (LIBOR01M + 2.25%) 7/17/25 •	247,174	239,810
Hamilton Projects Acquiror 6.75% (LIBOR03M + 4.50%) 6/17/27 •	289,800	280,985
HCA Tranche B 4.122% (LIBOR01M + 1.75%) 6/30/28 •	470,250	470,779
Lamar Media Tranche B 3.095% (LIBOR01M + 1.50%) 2/5/27 •	169,139	164,347
Parkway Generation Tranche B 7.122% (LIBOR01M + 4.75%) 2/16/29 •	157,500	152,447
Parkway Generation Tranche C 7.122% (LIBOR01M + 4.75%) 2/16/29 •	22,105	21,405
Pilot Travel Centers Tranche B 4.427% (SOFR01M + 2.10%) 8/4/28 •	173,688	170,708
Setanta Aircraft Leasing DAC 4.25% (LIBOR03M + 2.00%) 11/5/28 •	125,000	123,008
Sinclair Television Group Tranche B-3 5.38% (LIBOR01M + 3.00%) 4/1/28 •	99,000	90,585
Vistra Operations 4.079% (LIBOR01M + 1.75%) 12/31/25 •	165,344	162,631
Total Loan Agreements (cost $2,915,145)		2,857,777

4    NQ-095 [7/22] 9/22 (2418933)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds — 11.45%Δ
Australia — 0.28%
Australia Government Bonds
0.75% 11/21/27	AUD	251,447	$ 200,852
2.50% 9/20/30	AUD	137,228	141,790
			342,642
Canada — 0.69%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	473,739	487,164
4.25% 12/1/26	CAD	380,503	345,830
			832,994
France — 1.97%
French Republic Government Bond OAT
0.10% 3/1/25	EUR	473,248	517,197
0.10% 3/1/28	EUR	956,010	1,077,090
144A 0.10% 3/1/36 #	EUR	76,524	88,418
144A 1.80% 7/25/40 #	EUR	227,552	330,962
3.15% 7/25/32	EUR	245,652	363,272
			2,376,939
Germany — 0.89%
Deutsche Bundesrepublik Inflation Linked Bond
0.10% 4/15/26	EUR	784,644	879,242
0.50% 4/15/30	EUR	162,248	194,803
			1,074,045
Italy — 1.87%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/23	EUR	1,337,559	1,422,046
144A 2.55% 9/15/41 #	EUR	282,393	351,498
144A 3.10% 9/15/26 #	EUR	401,819	476,042
			2,249,586
Japan — 0.37%
Japanese Government CPI Linked Bond 0.10% 3/10/29	JPY	56,294,700	446,009
			446,009
Spain — 0.83%
Spain Government Inflation Linked Bond
0.15% 11/30/23	EUR	803,169	868,900
144A 1.00% 11/30/30 #	EUR	116,510	135,846
			1,004,746
NQ-095 [7/22] 9/22 (2418933)    5

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
United Kingdom — 4.55%
United Kingdom Inflation-Linked Gilt
0.125% 3/22/29	GBP	460,741	$ 646,601
0.125% 8/10/41	GBP	433,690	676,836
0.125% 3/22/44	GBP	380,872	594,919
0.125% 8/10/48	GBP	315,518	503,020
0.125% 11/22/56	GBP	174,733	294,232
0.125% 11/22/65	GBP	72,874	134,404
0.125% 3/22/68	GBP	130,412	248,319
0.125% 3/22/73	GBP	12,464	26,273
0.25% 3/22/52	GBP	154,032	258,789
0.375% 3/22/62	GBP	125,361	238,000
0.625% 3/22/40	GBP	145,101	240,611
1.125% 11/22/37	GBP	247,021	431,424
1.25% 11/22/27	GBP	120,202	174,909
1.25% 11/22/32	GBP	459,853	752,877
1.25% 11/22/55	GBP	119,441	263,730
			5,484,944
Total Sovereign Bonds (cost $16,375,489)			13,811,905

US Treasury Obligations — 5.62%
US Treasury Inflation Indexed Bonds
0.125% 2/15/51		254,404	211,880
0.25% 2/15/50		173,608	149,263
0.75% 2/15/42		367,244	362,153
1.00% 2/15/46		535,880	550,257
1.00% 2/15/48		141,053	144,941
2.125% 2/15/40		126,580	157,159
US Treasury Inflation Indexed Notes
0.125% 4/15/26		3,276,613	3,303,775
0.125% 7/15/31		789,355	791,933
0.875% 1/15/29		1,058,509	1,114,028
Total US Treasury Obligations (cost $7,242,710)			6,785,389
	Number of shares
Closed-Ended Trust — 0.70%
Sprott Physical Uranium Trust †	71,692	839,780
Total Closed-Ended Trust (cost $772,954)		839,780
6    NQ-095 [7/22] 9/22 (2418933)

(Unaudited)
	Number ofshares	Value (US $)
Common Stocks — 60.43%
Communication Services — 1.68%
Cellnex Telecom 144A #	22,958	$ 1,026,892
Vantage Towers	33,791	1,002,793
		2,029,685
Consumer Discretionary — 1.40%
Archaea Energy †	102,915	1,685,748
		1,685,748
Consumer Staples — 1.44%
Archer-Daniels-Midland	7,160	592,633
Bunge	7,589	700,693
Darling Ingredients †	6,308	437,018
		1,730,344
Energy — 11.90%
Chesapeake Energy	17,634	1,660,594
Denbury †	16,221	1,166,452
Enbridge	22,694	1,019,196
Enviva	11,724	816,342
EOG Resources	6,346	705,802
EQT	33,884	1,491,913
Kimbell Royalty Partners	56,556	1,007,828
Occidental Petroleum	10,775	708,456
Parex Resources	15,019	279,609
PBF Energy Class A †	10,620	354,177
Schlumberger	25,809	955,707
Shell	39,814	1,062,091
TC Energy	17,990	959,101
Unit †	10,705	618,214
Valaris †	10,025	503,055
Valero Energy	9,466	1,048,549
		14,357,086
Financials — 0.39%
NuScale Power †	32,273	462,795
		462,795
Industrials — 8.83%
Aena 144A #, †	7,857	993,830
ALEATICA †	1,187,354	960,460
Arcosa	15,727	810,884
Atlas Arteria	169,661	923,184
CCR	434,404	1,092,286
East Japan Railway	19,400	1,012,815
NQ-095 [7/22] 9/22 (2418933)    7

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Enav 144A #, †	242,489	$ 1,060,184
Li-Cycle Holdings †	51,555	370,680
Sacyr	413,248	945,085
Sunrun †	13,553	443,048
Transurban Group	97,730	998,965
Vinci	10,879	1,042,848
		10,654,269
Materials — 6.25%
Alcoa	5,569	283,407
Anglo American	19,093	690,114
BHP Group	37,361	1,022,397
CF Industries Holdings	8,305	793,045
ERO Copper †	57,332	567,254
Hudbay Minerals	120,858	465,303
Kinross Gold	92,191	314,371
Louisiana-Pacific	6,579	418,622
Newmont	15,593	706,051
Nutrien	12,090	1,035,629
Pan American Silver	17,466	355,444
Wheaton Precious Metals	25,904	888,507
		7,540,144
Real Estate Operating Companies/Developer — 2.63%
Castellum	14,276	228,873
CK Asset Holdings	76,027	538,251
Grainger	45,876	165,480
Hang Lung Properties	22,000	40,139
Intershop Holding	36	24,205
Kojamo	13,586	242,366
Mitsubishi Estate	30,200	448,519
Mitsui Fudosan	22,000	491,688
New World Development	27,031	90,389
Nyfosa	8,342	77,885
Samhallsbyggnadsbolaget i Norden	37,731	70,008
Sirius Real Estate	144,860	168,616
Sun Hung Kai Properties	17,956	214,343
TAG Immobilien	5,568	61,662
Tokyo Tatemono	20,697	304,811
		3,167,235
8    NQ-095 [7/22] 9/22 (2418933)

(Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
REIT Diversified — 1.85%
Abacus Property Group	5,360	$ 11,072
Activia Properties	28	87,793
Ascendas Real Estate Investment Trust	71,751	154,441
Azrieli Group	2,159	173,059
Capitaland Investment	92,900	264,331
Dios Fastigheter	5,308	41,957
Fastighets Balder †	6,480	41,395
Ingenia Communities Group	86,325	283,060
Inmobiliaria Colonial Socimi	4,627	30,656
Mapletree Logistics Trust	213,768	272,831
NIPPON REIT Investment	90	253,622
Weyerhaeuser	17,079	620,309
		2,234,526
REIT Healthcare — 1.13%
Alexandria Real Estate Equities	3,449	571,775
Assura	154,767	129,702
CareTrust REIT	3,105	64,118
Healthpeak Properties	4,319	119,334
Impact Healthcare Reit	20,000	28,643
Sabra Health Care REIT	3,297	50,741
Universal Health Realty Income Trust	2,231	120,251
Welltower	3,170	273,698
		1,358,262
REIT Hotel — 0.64%
Apple Hospitality REIT	7,118	118,728
Gaming and Leisure Properties	1,538	79,961
VICI Properties	16,882	577,195
		775,884
REIT Industrial — 3.23%
Duke Realty	10,993	687,722
GLP J-REIT	69	90,746
Granite Real Estate Investment Trust	4,544	286,646
Industrial & Infrastructure Fund Investment	132	183,535
Mapletree Industrial Trust	79,090	155,352
Prologis	11,517	1,526,693
Rexford Industrial Realty	6,293	411,625
Segro	22,531	301,420
Tritax Big Box REIT	105,758	254,445
		3,898,184
NQ-095 [7/22] 9/22 (2418933)    9

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
REIT Information Technology — 0.68%
Digital Realty Trust	1,985	$ 262,913
Equinix	797	560,881
		823,794
REIT Mall — 0.53%
Simon Property Group	5,909	641,954
		641,954
REIT Manufactured Housing — 0.51%
Equity LifeStyle Properties	6,485	476,777
Sun Communities	823	134,939
		611,716
REIT Multifamily — 2.83%
Apartment Income REIT	5,536	251,002
AvalonBay Communities	3,046	651,661
Camden Property Trust	2,643	372,927
Canadian Apartment Properties REIT	3,644	138,043
Daiwa Securities Living Investments	266	251,230
Equity Residential	6,687	524,194
Essex Property Trust	1,879	538,390
Killam Apartment Real Estate Investment Trust	12,298	172,770
UDR	2,848	137,843
Vonovia	11,083	369,284
		3,407,344
REIT Office — 1.54%
Allied Properties Real Estate Investment Trust	7,241	193,218
Boston Properties	853	77,759
Cousins Properties	4,552	140,429
Daiwa Office Investment	23	116,685
Equity Commonwealth †	3,128	87,740
Highwoods Properties	6,036	214,701
Hudson Pacific Properties	3,250	48,880
Kilroy Realty	6,386	345,993
Nomura Real Estate Holdings	9,800	237,742
Piedmont Office Realty Trust Class A	16,568	227,976
Wihlborgs Fastigheter	19,983	170,398
		1,861,521
REIT Retail — 0.41%
CapitaLand Integrated Commercial Trust	8,100	12,796
Deutsche EuroShop	1,722	37,714
Japan Metropolitan Fund Invest	95	77,415
10    NQ-095 [7/22] 9/22 (2418933)

(Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
REIT Retail (continued)
Link REIT	43,500	$ 364,283
		492,208
REIT Self-Storage — 1.64%
Extra Space Storage	3,724	705,773
Life Storage	3,484	438,601
Public Storage	1,613	526,499
Safestore Holdings	22,362	311,382
		1,982,255
REIT Shopping Center — 0.78%
Federal Realty OP	619	65,373
First Capital Real Estate Investment Trust	13,818	168,335
Regency Centers	1,608	103,603
Retail Opportunity Investments	12,050	210,393
Shopping Centres Australasia Property Group	117,567	245,359
SITE Centers	10,276	150,132
		943,195
REIT Single Tenant — 0.38%
Four Corners Property Trust	3,551	103,796
Orion Office REIT	3,422	37,436
Realty Income	2,470	182,755
Spirit Realty Capital	3,011	133,508
		457,495
REIT Specialty — 1.00%
Civitas Social Housing	58,694	59,183
Essential Properties Realty Trust	3,208	77,377
Innovative Industrial Properties	1,345	129,671
Invitation Homes	16,528	645,088
Waypoint REIT	159,774	294,319
		1,205,638
Utilities — 8.76%
APA Group	57,755	473,554
Enel	197,572	996,013
Hydro One 144A #	35,550	992,474
National Grid	75,580	1,040,707
Orsted 144A #	8,766	1,020,509
PPL	34,329	998,287
Severn Trent	27,860	1,001,618
Snam	197,822	992,580
SSE	46,493	1,004,174
NQ-095 [7/22] 9/22 (2418933)    11

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
Utilities (continued)
Terna - Rete Elettrica Nazionale	133,514	$ 1,022,158
United Utilities Group	77,403	1,028,418
		10,570,492
Total Common Stocks (cost $68,552,986)		72,891,774

Short-Term Investments — 6.32%
Money Market Mutual Funds — 6.32%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.73%)	1,906,501	1,906,501
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.49%)	1,906,501	1,906,501
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.73%)	1,906,501	1,906,501
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.60%)	1,906,501	1,906,501
Total Short-Term Investments (cost $7,626,004)		7,626,004
Total Value of Securities—99.65% (cost $120,165,153)		120,206,155

Receivables and Other Assets Net of Liabilities—0.35%		416,845
Net Assets Applicable to 8,755,454 Shares Outstanding—100.00%		$120,623,000
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of Rule 144A securities was $16,358,443, which represents 13.56% of the Fund's net assets.
12    NQ-095 [7/22] 9/22 (2418933)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
The following foreign currency exchange contracts were outstanding at July 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	36,570	USD	(37,367)	8/2/22	$19	$—
BNYM	GBP	(22,981)	USD	27,976	8/1/22	—	(12)
BNYM	JPY	62,351,180	USD	(463,947)	8/1/22	3,727	—
JPMCB	AUD	(388,304)	USD	269,064	8/19/22	—	(2,348)
JPMCB	CAD	(1,005,847)	USD	778,653	8/19/22	—	(6,801)
JPMCB	EUR	(6,438,391)	USD	6,739,525	8/19/22	149,390	—
JPMCB	GBP	(4,265,592)	USD	5,224,658	8/19/22	27,455	—
JPMCB	JPY	(59,377,590)	USD	459,729	8/19/22	13,760	—
Total Foreign Currency Exchange Contracts						$194,351	$(9,161)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
BNYM – Bank of New York Mellon
CPI – Consumer Price Index
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
NQ-095 [7/22] 9/22 (2418933)    13

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
Summary of abbreviations: (continued)
OAT – Obligations Assimilables du Tresor
REIT – Real Estate Investment Trust
SOFR01M – Secured Overnight Financing Rate 1 Month
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
14    NQ-095 [7/22] 9/22 (2418933)